SCHEDULE OF AUTHORIZED SHARE CAPITAL (Details) (Parenthetical) $ / shares in Units, $ in Thousands, $ in Thousands			3 Months Ended		12 Months Ended
	Apr. 22, 2020 $ / shares shares	Mar. 16, 2020 USD ($) shares	Dec. 31, 2020 USD ($) shares	Jun. 30, 2020 USD ($) shares	Dec. 31, 2021 USD ($)	Dec. 31, 2021 CAD ($)	Dec. 31, 2020 USD ($) shares		Dec. 31, 2021 CAD ($) $ / shares	Sep. 22, 2021 USD ($) shares	Sep. 22, 2021 CAD ($) shares	Dec. 31, 2020 CAD ($) $ / shares	Sep. 21, 2020 USD ($) shares	Sep. 21, 2020 CAD ($) shares	Jun. 30, 2020 CAD ($)
IfrsStatementLineItems [Line Items]
Price per share | $ / shares									$ 2.03			$ 1.64
Repayment of credit facility | $							$ 6,000
Shares issued to settle payables, shares			670,974	670,974			671	[1]
Trade payables | $						$ 2,098
Other expenses					196	$ 261
Interest payments on debentures			$ 588	$ 727	$ 706		$ 588		$ 903			$ 754			$ 888
Globex Agreement [Member]
IfrsStatementLineItems [Line Items]
Number of shares issued										232,240	232,240		65,657	65,657
Value of common shares issued										$ 305	$ 385		$ 246	$ 325
Bridge Loan Credi Facility [Member]
IfrsStatementLineItems [Line Items]
Repayment of credit facility | $		$ 6,000
Borrowings, interest rate		10.00%
Borrowings, maturity		September 14, 2020
Bridge Loan Credi Facility [Member] | Sprott Private Resource Lending II [Member]
IfrsStatementLineItems [Line Items]
Number of common stock issued for credit facility		107,291
Otis Gold Corp [Member]
IfrsStatementLineItems [Line Items]
Price per share | $ / shares	$ 2.85
Otis Gold Corp [Member] | Exchange Ratio [Member]
IfrsStatementLineItems [Line Items]
Price per share | $ / shares	$ 0.046
Shares issued during the period for acquisition	8,130,630

[1]	During the second and third quarters of 2020, the Company issued 670,974 common shares in settlement of certain Otis transaction costs and Mexican trade payables totaling C$2,098, as approved by the TSX. An amount of $196 (C$261) was recorded in other expenses to reflect the difference between the market value of the common shares issued and the carrying amount of the payables settled.